Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of loss per share
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the years ended December 31, 2022, 2021, and 2020:

	2022	2021	2020
Loss attributable to ordinary equity holders of the Company (in €‘000)	(304,778)	(319,672)	(43,256)
Weighted average number of ordinary shares outstanding	251,434,593	190,270,210	190,270,210
Basic and diluted loss per share (in €)	(1.21)	(1.68)	(0.23)